UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, NY 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 389-8713

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BLUEPOINT TRUST
350 Madison Avenue, 9th Floor
New York, New York 10017

November 27, 2013

Re: Bluepoint Trust (the “Fund”) — Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Annual Report to Shareholders. We also enclose copies of the Privacy Policy for the Fund and its investment adviser.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long mutually beneficial relationship.

Very truly yours,

BLUEPOINT TRUST

Annual Report of
Bluepoint Trust

Financial Statements
with Report of Independent Registered Public Accounting Firm

For the Period February 1, 2013 (commencement of operations)
Through September 30, 2013

Bluepoint Trust

Financial Statements

For the Period February 1, 2013
(commencement of operations)
Through September 30, 2013

Grant Thornton LLP 60 Broad Street, 24th Floor New York, NY 10004-2306 T 212.422.0100 F 212.422.0144 www.GrantThornton.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
 Bluepoint Trust

We have audited the accompanying statement of assets and liabilities of Bluepoint Trust (a Delaware statutory trust) (the Fund), including the schedules of investments and swap contracts, as of September 30, 2013, and the related statements of operations, changes in net assets, cash flows and the financial highlights (included in Note 13) for the period February 1, 2013 (commencement of operations) through September 30, 2013. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments as of September 30, 2013, by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bluepoint Trust as of September 30, 2013, and the results of its operations, changes in its net assets, cash flows and the financial highlights for the period February 1, 2013 (commencement of operations) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
November 27, 2013

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

BLUEPOINT TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013
Assets
Investments in securities, at fair value (cost $3,846,399)	$4,269,191
Cash and cash equivalents (Hong Kong Dollars of $636, with a cost of $636 and Japanese Yen of $8,693, with a cost of $8,606)	65,945
Due from broker	161
Receivable for investment securities sold	24,414
Dividends receivable	2,288
Net unrealized appreciation on total return swaps	1,565
Interest receivable	88

Total assets	4,363,652

Liabilities
Line of credit	655,000
Payable for investment securities purchased	101,332
Management fees payable	4,332
Professional fees payable	1,509
Administration fees payable	1,364
Accrued expenses	2,912

Total liabilities	766,449

Net Assets	$3,597,203

Net assets
Represented by:
Shares of beneficial interest—$0.001 par value; unlimited shares authorized; 310,000 shares issued and outstanding	$3,100,000
Accumulated net investment gain/(loss)	(26,824)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and total return swaps	99,574
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	424,453

Net Assets	$3,597,203

Net asset value per share	$11.60

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS

Shares		September 30, 2013 Fair Value
	Investments in Securities—118.68%
	Common Stocks—118.68%
	Hong Kong—3.46%
	Alternative Waste Technology—3.46%
141,000	China Everbright International Ltd.	$124,543

	Total Hong Kong (cost $120,193)	$124,543

	Japan—5.92%
	Finance—Other Services—2.98%
4,845	Japan Exchange Group Inc	107,294

	Resorts / Theme Parks—2.94%
639	Oriental Land Co Ltd	105,626

	Total Japan (cost $194,068)	$212,920

	United States—109.30%
	Apparel Manufacturers—6.65%
2,130	Carter’s Inc	161,646
470	Ralph Lauren Corp	77,423

		239,069

	Applications Software—1.24%
860	ServiceNow Inc *	44,677

	Broadcasting Services / Programming—1.91%
880	Scripps Networks Interactive Inc.	68,737

	Commercial Services—Finance—4.77%
255	Mastercard Inc, Class A	171,559

	Computer Aided Design—1.30%
1,350	Aspen Technology Inc *	46,643

	Computers—3.18%
240	Apple Inc	114,420

	Consulting Services—2.53%
1,400	Verisk Analytics Inc, Class A *	90,944

	E-Commerce / Products—7.08%
410	Amazon.com Inc *	128,182
2,270	eBay Inc *	126,643

		254,825

	E-Commerce / Services—5.78%
11,400	Groupon Inc *	127,794
1,060	TripAdvisor Inc *	80,390

		208,184

	Electronic Components–Semiconductors—3.04%
2,330	Xilinx Inc	109,184

	Electronic Design Automation—7.80%
7,320	Cadence Design Systems Inc *	98,820
4,820	Synopsys Inc *	181,714

		280,534

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (continued)

Shares		September 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Enterprise Software / Services—2.35%
220	Benefitfocus Inc *	$10,815
1,890	Informatica Corp *	73,653

		84,468

	Finance–Credit Card—3.08%
580	Visa Inc, Class A	110,838

	Internet Infrastructure Software—1.17%
1,650	TIBCO Software Inc *	42,224

	Internet Security—0.21%
180	FireEye Inc.	7,475

	Medical–Biomedical / Genetics—5.36%
710	Alexion Pharmaceuticals Inc*	82,474
330	Celgene Corp *	50,797
950	Gilead Sciences Inc *	59,698

		192,969

	Medical–Outpatient / Home Medical—2.93%
3,329	Premier Inc, Class A *	105,529

	Medical–Wholesale Drug Distribution—3.69%
2,170	AmerisourceBergen Corp	132,587

	Multimedia—9.28%
2,220	Time Warner Inc	146,098
5,620	Twenty-First Century Fox Inc, Class B	187,708

		333,806

	Publishing–Newspapers—3.80%
8,315	News Corp, Class B *	136,615

	Resorts / Theme Parks—2.71%
2,890	Six Flags Entertainment Corp.	97,653

	Retail–Apparel / Shoes—2.19%
2,140	Urban Outfitters Inc*	78,688

	Retail–Discount—8.50%
840	Costco Wholesale Corp	96,701
3,660	Dollar Tree Inc *	209,206

		305,907

	Retail–Restaurants—2.32%
1,840	Dunkin’ Brands Group Inc	83,278

	Retail–Sporting Goods—2.56%
1,460	Cabela’s Inc *	92,024

	Semiconductor Components–Integrated Circuits—1.70%
1,300	Analog Devices Inc	61,165

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (continued)

Shares		September 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Semiconductor Equipment—8.32%
12,485	Applied Materials Inc.	$218,987
4,860	Teradyne Inc *	80,287

		299,274

	Television—3.85%
2,510	CBS Corp, Class B	138,452

	Total United States (cost $3,532,138)	$3,931,728

	Total Common Stock (cost $3,846,399)	$4,269,191

	Total Investment in Securities (cost $3,846,399)—118.68%†	$4,269,191

	Other Liabilities in Excess of Assets—(18.68%)**	$(671,988)

	Net Assets—100.00%	$3,597,203

*	Non-income producing security.

**	Includes $65,945 invested in a BNY Mellon Money Market Account, which is 1.83% of net assets and foreign currency with a U.S. Dollar value of $9,329, which is 0.26% of net assets.

†	Aggregate cost for federal income tax purposes is $3,850,424. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$461,157
Excess of cost of value	(42,390)

$418,767

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (concluded)

Investments in Securities – By Industry	September 30, 2013 Percentage of Net Assets (%)
Alternative Waste Technology	3.46
Apparel Manufacturers	6.65
Applications Software	1.24
Broadcasting Services / Programming	1.91
Commercial Services – Finance	4.77
Computer Aided Design	1.30
Computers	3.18
Consulting Services	2.53
E-Commerce / Products	7.08
E-Commerce / Services	5.78
Electronic Components – Semiconductors	3.04
Electronic Design Automation	7.80
Enterprise Software / Services	2.35
Finance – Credit Card	3.08
Finance – Other Services	2.98
Internet Infrastructure Software	1.17
Internet Security	0.21
Medical – Biomedical / Genetics	5.36
Medical – Outpatient / Home Medical	2.93
Medical – Wholesale Drug Distribution	3.69
Multimedia	9.28
Publishing – Newspapers	3.80
Resorts / Theme Parks	5.65
Retail – Apparel / Shoes	2.19
Retail – Discount	8.50
Retail – Restaurants	2.32
Retail – Sporting Goods	2.56
Semiconductor Components – Integrated Circuits	1.70
Semiconductor Equipment	8.32
Television	3.85

Total Investments in Securities	118.68%

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts—0.04%
	Total Return Swap Contracts—0.04%
	E-Commerce/Products—0.14%
$161,330	3/13/2015	Rakuten Inc.	$5,133

Agreement with Morgan Stanley, dated 03/12/2013 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Semiconductor Components—Integrated Circuits—(0.10)%
169,125	2/5/2015	QUALCOMM Inc.	(3,427)

Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals/ISP—0.00%
78,951	2/5/2015	Google Inc, Class A	(141)

Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$1,565

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (concluded)

Swap Contracts – By Industry	September 30, 2013 Percentage of Net Assets (%)
E-Commerce/Products	0.14%
Semiconductor Components – Integrated Circuits	(0.10%)
Web Portals/ISP	0.00%

Total Swap Contracts	0.04%

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
STATEMENT OF OPERATIONS

For the period February 1, 2013 (commencement of operations) through September 30, 2013
Investment Income
Dividends (net of foreign withholding tax of $84)	$22,664
Interest	67

Total investment income	22,731

Expenses
Management fees	32,567
Professional fees	5,911
Interest expense	3,605
Administration fees	3,061
Trustees’ fees	1,240
Transfer agent fees	1,032
Custody fees	342
Miscellaneous expense	1,797

Total expenses	49,555

Net investment loss	(26,824)

Realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Realized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Investment securities	10,551
Foreign currency transactions	4,526
Total return swaps	84,497

Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	99,574

Net unrealized gain/(loss) from investment activities and foreign currency transactions	422,888
Net unrealized gain/(loss) of total return swaps	1,565

Net unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	424,453

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	524,027

Net increase in net assets resulting from operations	$497,203

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
STATEMENT OF CHANGES IN NET ASSETS

For the period February 1, 2013 (commencement of operations) through September 30, 2013
From operations:

Net investment loss	$(26,824)
Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	99,574
Net unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	424,453

Net increase in net assets resulting from operations	497,203

From transactions in shares:
Net proceeds from sale of shares	3,100,000

Net increase in net assets from transactions in shares	3,100,000

Net increase in net assets	3,597,203

Net assets at beginning of period	—

Net assets at end of period	$3,597,203

Accumulated Undistributed Net Investment Loss	$(26,824)

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
STATEMENT OF CASH FLOWS

For the period February 1, 2013 (commencement of operations) through September 30, 2013
Cash flows from operating activities
Net increase in net assets resulting from operations	$497,203
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of investments	1,991,385
Purchases of investments	(5,827,233)
Proceeds from swap contracts	84,497
Proceeds from foreign currency transactions	4,526
Net realized gain from investment activities, foreign currency transactions, and swap contracts	(99,574)
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	(424,357)
Changes in assets and liabilities related to operations:
Increase in due from broker	(161)
Increase in receivable for investment securities sold	(24,414)
Increase in dividends receivable	(2,288)
Increase in interest receivable	(88)
Increase in payable for investment securities purchased	101,332
Increase in management fees payable	4,332
Increase in professional fees payable	1,509
Increase in administration fees payable	1,364
Increase in other accrued expenses	2,912

Net cash used in operating activities	(3,689,055)

Cash flows from financing activities
Net proceeds from line of credit	655,000
Net proceeds from sale of shares	3,100,000

Net cash provided by financing activities	3,755,000

Net change in cash and cash equivalents	65,945
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents as of September 30, 2013	$65,945

The accompanying notes are an integral part of these financial statements

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013

1. Organization

Bluepoint Trust (the “Fund”), a series of Bluepoint Investment Series Trust, a Delaware Statutory Trust (the “Trust”), was formed on July 6, 2012 and has unlimited authorized capital of shares of beneficial interest (“Shares”), par value $0.001 per Share. The Fund commenced operations on February 1, 2013. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is commonly known as a “mutual fund.” SilverBay Capital Management LLC (the “Adviser”) serves as the investment adviser of the Fund. The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser. As of September 30, 2013, Alkeon is the lone and controlling shareholder of the Fund.

The Fund’s investment objective is to seek capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund may use derivatives, consisting of total return swaps, to achieve indirect investment exposure to a security or market. The Fund may also use these instruments to seek to increase returns by increasing exposures to particular securities or markets (i.e., leverage). This may be considered a speculative investment practice. Total return swaps may also be used for hedging purposes. The Fund does not anticipate committing more than 30% of its total assets to investments in derivative instruments. For this purpose, “committing” refers to the posting of collateral required by a counterparty to cover the positions, and any profit or loss thereon. Although not expected to be an integral part of the Fund’s principal investment strategies, the Fund, from time to time, may enter into short sale transactions involving U.S. and foreign securities in an effort to enhance returns and for speculative investment purposes. It is expected that at no time will more than 50% of the Fund’s total assets (measured at the time of entering into a position) be represented by short sales.

The Fund offers multiple classes of shares. The Fund offers Class A, Class C, Class I and Class W Shares. All Share classes have identical voting, dividend and liquidation rights. Class A and Class C Shares are offered to the general public for investment, primarily through authorized securities brokers and other financial intermediaries. Class A Shares are subject to a maximum sales load of 5.75% based on the initial investment amount, and they are the only class of Shares of the Fund that are subject to such a charge. Class C Shares, which are not subject to any sales charges at the time of purchase, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% for Shares sold within 12 months of purchase. The CDSC, which applies only to Class C Shares, is assessed on an amount equal to the lesser of the then market value of the Shares or the historical cost of the Shares (which is the amount actually paid for the Shares at the time of original purchase) being redeemed. Class I Shares are offered primarily for investors who are able to make a significant minimum initial investment. Class I Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the board of trustees of the Trust (the “Board”). Class W Shares are primarily offered for qualified retirement plans and investors who are clients of investment advisors, consultants, broker dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services or (b) have entered into an agreement with Mainsail Group L.L.C. (the “Distributor”) to offer Class W Shares.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASC 210), Balance Sheet. The update addresses implementation issues about ASU 2011-11 and applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210 or ASC 815 or subject to an enforceable master netting arrangement or similar agreement. The guidance was effective January 1, 2013 and was applied retrospectively. The adoption of ASU 2013-01 had an effect on our disclosures but did not have an effect on our accompanying statement of assets and liabilities or statement of operations.

In June 2013, the FASB issued ASU No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 changes the approach to the assessment of whether a company is an investment company, clarifies the characteristics of an investment company, provides comprehensive guidance for the investment company assessment and contains certain disclosure requirements. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. We do not believe the adoption of ASU 2013-08 will have a material impact on our financial statements.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the eight months ended as of September 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Additional information on the investments can be found in the Schedule of Investments and the Schedule of Swap Contracts.

The Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. The adoption of ASU 2011-04 did not have a material impact on the Fund’s financial statements.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance September 30, 2013
Assets
Common Stock	$4,269,191	$—	$—	$4,269,191

Total Return Swaps	—	1,565	—	$1,565

Total Assets	$4,269,191	$1,565	$—	$4,270,756

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (the “Code”). To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2013, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

f. Due to/from Broker

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business.

3. Management Fee

Under the terms of an Investment Advisory Agreement, the Adviser serves as the investment adviser to the Fund, subject to the supervision of the Board of Trustees, and will be responsible for the day-to-day investment management of the Fund. In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. During the period ended September 30, 2013, Management Fees totaled $32,567, of which $4,332 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Distribution Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution and service fees for the sale and distribution, or services to shareholders, of Class A, Class C and Class W Shares of the Fund. Distribution fees are paid on an ongoing basis out of the Fund’s assets attributable to the Shares, these fees will increase the cost of your investment over time. Class A Shares will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Class C Shareholders will pay distribution and service fees at an annual rate not to exceed 1.00% of the average daily net assets of the Fund. Class W Shareholders will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. There were no distribution fees paid in the Fund during the period ended September 30, 2013.

5. Administration Fee, Related Party and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

5. Administration Fee, Related Party and Other (continued)

The Bank of New York Mellon (the “Custodian”) serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

Mainsail Group, L.L.C. (previously defined as the “Distributor”), a distributor under the federal securities laws, serves as distributor of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the distributor’s distribution agreement with the Fund, the Distributor may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the period ended September 30, 2013, the Distributor did not receive compensation from the Fund.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

Expenses of the Fund totaling $203,131 were paid by the Adviser or its affiliates for the period ended September 30, 2013. The Fund is under no obligation to reimburse any party for such expenses.

6. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

7. Securities Transactions

Aggregate purchases and sales of investment securities for the period ended September 30, 2013, amounted to $5,827,233 and $1,991,385 respectively.

8. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

8. Borrowings (continued)

In addition to the permissible borrowings described above as part of the Fund’s principal investment strategies, the Fund, as a non-principal strategy, may borrow money for liquidity purposes (e.g., to meet redemptions), subject to the same one-third limitation on all borrowings.

There was a line of credit of $655,000 with the Bank of New York Mellon in the Fund during the period ended September 30, 2013.

For the period ended September 30, 2013, the average daily amount of such borrowings was $340,343 and the daily weighted average annualized interest rate was 1.60%.

9. Transactions in Shares

Transactions in Shares were as follows:

For the Period Ended September 30, 2013 Shares
Shares at the beginning of the period	—
Shares sold	310,000
Shares reinvested	—
Shares repurchased	—

Net increase (decrease)	310,000

Shares at the end of the period	310,000

As of September 30, 2013, the Investment Adviser and its affiliates own 310,000 shares of the Fund.

10. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities U.S. and foreign companies, the Fund may invest its asset in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve its investment objective, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Registered Investment Companies and Exchange-Traded Funds

The Fund may also invest in shares of other registered investment companies and exchange-traded funds. These investment companies invest in securities that are consistent with the Fund’s investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. These investments also involve risks generally associated with investments in securities: the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the investment companies.

There was no activity of registered investment companies and exchange-traded funds in the Fund during the period ended September 30, 2013.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

c. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the period ended September 30, 2013.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

There was no activity of the above-mentioned investments in the Fund during the period ended September 30, 2013.

11. Balance Sheet Offsetting

In the normal course of business the Fund has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Fund and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Fund posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted.

In the event of default (i.e., the Fund a) fails to post said collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), then the counterparty has the right to set-off any amounts payable by the Fund with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Total return swaps	$5,133	$(3,568)	$1,565	$—	$—	$—

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

11. Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Total return swaps	$3,568	$(3,568)	$—	$—	$—	$—

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Notional	Net unrealized appreciation on total return swaps on the Statement of Assets and Liabilities*
Total return swaps	$409,406	$1,565

*	As presented on the schedule of swap contracts

Effect of derivative instruments trading activities for the period ended September 30, 2013:

Derivatives not accounted for as hedging instruments	Realized gain/(loss) from total return swaps recognized on the Statement of Operations	Net unrealized gain/(loss) of total return swaps recognized on the Statement of Operations
Total return swaps	$84,497	$1,565

12. Federal Income Tax Information

At September 30, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $3,850,424. For Federal income tax purposes, at September 30, 2013, accumulated net unrealized gain on portfolio investments was $418,767, consisting of $461,157 gross unrealized gain and $42,390 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

During the year ended September 30, 2013, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses, and (3) recognition of unrealized gain/(loss) of swap contracts currently in taxable income. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended September 30, 2013.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (continued)

12. Federal Income Tax Information (continued)

Net increase in net assets resulting from operations	$497,203
Net unrealized gain/(loss) from investment activities and foreign currency transactions	(422,888)
Book/tax difference due to deferred wash sales losses	4,025
Capital losses carried forward	—
Other book-tax differences	—

Taxable Gain(1)	$78,340

(1)

The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended September 30, 2013. Therefore, the final taxable income may be different than the estimate.

As of September 30, 2013, the components of net assets on a tax basis were as follows:

Accumulated undistributed net investment gain	$60,122
Accumulated net realized gains on investments	12,628
Accumulated unrealized gain from investment activities and foreign currency transactions	424,453
Paid-in capital	3,100,000

Total Net Assets	$3,597,203

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the current tax year, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital losses. In general, the provisions of the Act became effective since commencement of operations, February 1, 2013.

During the period ended September 30, 2013, there were no dividends paid by the Fund.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—SEPTEMBER 30, 2013 (concluded)

13. Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since the commencement of Fund operations on February 1, 2013. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total return does not reflect payment of sales charges, if any, and is not annualized.

For the Period February 1, 2013 (commencement of operations) through September 30, 2013
Class I Shares*:
Net asset value per Share, beginning of period	$10.00
Income from investment operations (a):
Net investment loss	(0.09)
Net realized and unrealized gain/(loss) from investment activities and total return swaps	1.69

Total income/(loss) from investment operations	1.60

Net asset value per Share, end of period	$11.60

Total return (b) (c) (e)	16.00%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	3,597
Average net assets (dollars in thousands), end of period	3,277
Ratio of expenses to average net assets before unreimbursed expenses (d) (e)	2.28%
Ratio of expenses to average net assets after unreimbursed expenses (d) (e)	11.63%
Ratio of net investment loss to average net assets before unreimbursed expenses (d) (e)	(1.23%)
Ratio of net investment loss to average net assets after unreimbursed expenses (d) (e)	(10.58%)
Portfolio turnover on investments in securities (c)	54.95%
Average debt ratio (d)	15.68%

(a)	Per share amounts presented are based on monthly shares outstanding throughout the period indicated.

(b)

Total return is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year.

(e)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

*	Class I Shares are currently the only shares with any assets.

14. Subsequent Events

Subsequent to September 30, 2013, and through November 27, 2013, there has been no capital activity in the Fund.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

BLUEPOINT TRUST
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 389-8713, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. For the period ended September 30, 2013, the Qualified Dividend Income and Dividends Received Deduction were both 100%. The Fund had no distributions.

Expense Example:

As a shareholder of the Fund, you incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including management fees, service and distribution fees, including 12b-1 fees (except there are no 12b-1 fees for Class I shares) and other Fund expenses. The expense example shown above (which is based on a hypothetical investment of $1,000 invested on February 1, 2013 and held through September 30, 2013) is intended to assist you both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The top half of the expense example provides information about actual account values and actual expenses. In order to estimate the expenses you paid during the period covered by this report, you can divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6) and then multiply the result by the number corresponding to your Fund and share class under the heading entitled “Expenses Paid During the Period.”

The bottom half of the expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. In order to assist you in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. If these transactional expenses were included, your expenses would have been higher.

BLUEPOINT TRUST
Supplemental Information
(Unaudited) (continued)

Actual
	Beginning Account Value February 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class A	$—	$—	$—	—%
Class C	$—	$—	$—	—%
Class I	$1,000.00	$1,160.00	$16.33	2.28%
Class W	$—	$—	$—	—%

	Hypothetical[2]
	Beginning Account Value February 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class A	$1,000.00	$1,018.30	$14.99	2.24%
Class C	$1,000.00	$1,013.33	$19.96	2.99%
Class I	$1,000.00	$1,019.96	$13.33	1.99%
Class W	$1,000.00	$1,018.30	$14.99	2.24%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 242/365 (to reflect the period from February 01, 2013, the commencement of operations, to September 30, 2013).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal year divided by 365.

Performance Overview

Performance Summary

Bluepoint Trust (the Fund) Class I shares returned 16.00% excluding sales charges for the period February 1, 2013 (commencement of operations) through September 30, 2013.

The Fund outperformed its benchmarks, the S&P 500 Index, which returned 12.25% for the same 8-month period, and the MSCI Index, which returned 9.83% for the same period.

A combination of industry allocation and stock selection accounted for the Fund’s outperformance relative to the benchmarks.

Average Annual Total Returns (%) (for period ended September 30, 2013)	Inception	Period Since Inception
Class I	02/01/13	16.00
S&P 500 Index	02/01/13	12.25
MSCI World Index	02/01/13	9.83

The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity, and industry group, among other factors, by a team of Standard & Poor’s economists and index analysts to act as a leading indicator of U.S. equities and reflect the risk and return characteristics of the broader large capitalization equity universe.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

BLUEPOINT TRUST
Supplemental Information
(Unaudited) (concluded)

Performance of a Hypothetical $10,000 Investment (February 1, 2013—September 30, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class I shares of Bluepoint Trust during the stated period. The above chart and table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting the Adviser, by calling Tyson Arnedt at (212) 389-8713.

Manager Discussion of Fund Performance

The Fund launched February 1st of this year. The Fund’s investments are decisively growth-minded and quality-biased. Our preference is to heavily overweight growth businesses with strong balance sheets and recurring free cash flows, strongly motivated by both our desire to achieve superior long-term returns, as well as seeking to reduce long-term risk by investing in businesses that we believe have both superb financial flexibility and growth drivers that are company/product specific and largely independent of the economic cycle. A combination of industry allocation and stock selection accounted for the Fund’s outperformance relative to its benchmarks for the period ended September 30, 2013.

By far the most important economic event to comment on during the first several months of the Fund’s operations is the simultaneous underperformance of bonds and commodities during the second quarter, led by the two-day collapse in gold prices in April and extended by the dramatic increase in bond yields in May and June. This coincided with continued strong flows into the equity markets, which have continued through the third quarter and the end of the Fund’s first fiscal year, September 30, 2013.

In our view, the broader global macroeconomic backdrop for equity investing is quite healthy. Slowly but steadily, economic conditions are improving in Europe, Japan, and recently China. We also believe that, in the US, consumer balance sheets and service ratios are improving and corporations are sitting on record amounts of cash and are continuing to under-spend, potentially creating pent-up demand for discretionary business spending which has been subdued for years in an environment of relative uncertainty and low confidence. We believe as confidence slowly comes back, business spending is likely to resume and the global economy is then likely to inflate, continuing what we see as a positive outlook for globally focused growth equity investing.

BLUEPOINT TRUST
Supplemental Information
(Unaudited)

The identity of the Trustees, and brief biographical information regarding each Trustee, is set forth below. For more information on the Fund’s Trustees and Officers, please see the Statement of Additional Information (SAI), which is available without charge, upon request, by calling collect (212) 389-8713.

Independent Trustees

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Brad L. Berman, 56	Trustee	Indefinite/Since Inception	Partner, Fulbright & Jaworski LLP (law firm); President, Liberian International Ship & Corporate Registry, LLC (ship & corporate registry)	One(1)	None
William F. Murphy, 55	Trustee	Indefinite/Since Inception	Trader, Bay Hill Capital Management, LLC (investment management firm) Senior Vice President, Derivative Trading, HSBC Bank, NA	One(1)	None
Jorge Orvananos, 45	Trustee	Indefinite/Since Inception	Analyst, HealthCor Partners Management, L.P. (private equity firm); Technical Strategist, Kingdon Capital Management, LLC (hedge fund sponsor firm)	One(1)	None

The address of each independent Trustee is 350 Madison Avenue, 9th Floor, New York, New York 10017.

*

“Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

(1)

Other than the Fund. As of September 30, 2013, each of the Independent Trustees of the Fund also served in the same capacity for ACAP Strategic Fund (a part of the Fund Complex), for which the Adviser also serves as investment adviser.

BLUEPOINT TRUST
Fund Management
(Unaudited) (continued)

Interested Trustees*

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Gregory D. Jakubowsky, 41	Trustee, President and Principal Executive Officer	Indefinite/Since Inception	Chief Operating Officer, Alkeon Capital Management (investment management firm); Chief Executive Officer, Mainsail Group, LLC (broker-dealer)	One(1)	None
George Mykoniatis, 43	Trustee, Treasurer and Principal Financial Officer	Since December 2012	Chief Financial Officer, Alkeon Capital Management (investment management firm); Chief Compliance Officer, Mainsail Group, LLC (broker-dealer)	One(1)	None

*	“Interested person” of the Fund or the Adviser, as defined by the 1940 Act. Mr. Jakubowsky and Mr. Mykoniatis are interested persons of the Fund due to their positions as officers of the Fund.

(1)

Other than the Fund. As of September 30, 2013, each of the Interested Trustees/Officers of the Fund also served in the same capacity for ACAP Strategic Fund (a part of the Fund Complex), for which the Adviser also serves as investment adviser.

BLUEPOINT TRUST
Fund Management
(Unaudited) (concluded)

In accordance with the Fund’s agreement and declaration of trust (the “Declaration of Trust”), the Board has selected the following persons to serve as officers of the Fund:

Officers

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen
Gregory D. Jakubowsky, 41	Trustee, President and Principal Executive Officer	Indefinite/Since Inception	Chief Operating Officer, Alkeon Capital Management (investment management firm); Chief Executive Officer, Mainsail Group, LLC (broker-dealer)	One(1)
George Mykoniatis, 43	Trustee, Treasurer and Principal Financial Officer	Indefinite/Since Inception	Chief Financial Officer, Alkeon Capital Management (investment management firm); Chief Compliance Officer, Mainsail Group, LLC (broker-dealer)	One(1)
A. Tyson Arnedt, 51	Chief Compliance Officer, Chief Legal Officer, AML Officer, Vice President and Secretary	Indefinite/Since Inception

General Counsel, Alkeon Capital Management (investment management firm); General Counsel, Mainsail Group, LLC (broker-dealer); Chief Compliance Officer, SilverBay Capital Management LLC (investment managment firm); Independent Consultant; Chief Operating Officer, EIM Management (USA) Inc. (investment management firm);

One(1)

The address of each Officer is 350 Madison Avenue, 9th Floor, New York, New York 10017.

(1)	Other than the Fund. As of September 30, 2013, each of the Officers of the Fund also served in the same capacity for ACAP Strategic Fund (a part of the Fund Complex), for which the Adviser also serves as investment adviser.

BLUEPOINT TRUST
PRIVACY NOTICE

An important part of our commitment to you is our respect to your right to privacy. Protecting all of the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. This Privacy Notice sets forth the policies of Bluepoint Trust (the “Fund”) with respect to the collection, sharing and protection of non-public personal information of the Fund’s investors, prospective investors and former investors. These policies may be changed at any time, provided that a notice of such change is given to you. Please read this Privacy Notice carefully to understand what we do.

We collect personal information about you (such as your name, address, social security or tax identification number, assets and income) in the course of doing business with you or from documents that you may deliver to us or to an agent of the Fund. We may use this information to effectively administer our customer relationship with you. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

We do not disclose any nonpublic, personal information about the Fund’s investors, prospective investors or former investors to third parties, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide services to you.

To service your account and effect transactions, we may provide your personal information to our affiliates and to non-affiliate firms (i.e., companies not related by common ownership or control) that assist us in servicing your account and have a need for such information, such as a broker or administrator. We may also disclose such information to service providers and financial institutions with whom we have marketing arrangements. We require third party service providers and financial institutions with which we have marketing arrangements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them. We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors and as permitted by law.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your purchase order. Information about you may also be released if you so direct, or if we, or an affiliate, are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding these privacy policies. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change thereto.

SILVERBAY CAPITAL MANAGEMENT LLC
(“SilverBay”)
PRIVACY POLICY

SilverBay, the investment adviser to Bluepoint Trust does not disclose nonpublic personal information about its clients, former clients, prospective clients, clients’ investors, prospective clients’ investors or former clients’ investors to third parties other than as described below. This Privacy Policy sets forth the policies of SilverBay with respect to the collection, sharing and protection of non-public personal information of SilverBay’s clients, former clients, client’s investors, prospective clients’ investors and former clients’ investors. These policies may be changed at any time, provided that a notice of such change is given to you. Please read this Privacy Policy carefully to understand what SilverBay does.

SilverBay collects personal information about its clients (such as names, addresses, social security or tax identification numbers, assets and income) in the course of doing business with its clients, from documents that its clients may deliver to it or its agent. SilverBay may use this information to provide advisory services to its clients, to open an account for its clients, to process a transaction for a clients’ account or otherwise in furtherance of its business. To service its clients’ accounts and effect transactions, SilverBay may provide its clients’ personal information to its affiliates and to non-affiliate firms (i.e., companies not related by common ownership or control) that assist it in servicing its clients’ accounts and have a need for such information, such as a broker or fund administrator. SilverBay may also disclose such information to service providers and financial institutions with which it has marketing arrangements.

SilverBay requires third party service providers and financial institutions with which it has marketing arrangements to protect the confidentiality of its clients’ information and to use the information only for the purposes for which SilverBay discloses the information to them. SilverBay does not otherwise provide information about its clients to outside firms, organizations or individuals except to its attorneys, accountants and auditors and as permitted by law.

SilverBay does not disclose any nonpublic, personal information about its clients, former clients, prospective clients, clients’ investors, prospective clients’ investors or former clients’ investors to third parties, except as permitted or required by law. SilverBay maintains physical, electronic and procedural safeguards to protect such information, and limits access to such information to those employees who require it in order to provide products or services to its clients.

If you have any questions regarding SilverBay’s privacy policy, please contact Tyson Arnedt at (212) 389-8713.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Jorge Orvananes is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $42,000.

Audit-Related Fees

(b)	The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0. These services related to the review of the Registrants semi-annual, unaudited financial statements and the auditor’s consent to the Registrant’s prospectus.

Tax Fees

(c)	The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0. This represents tax work related to annual audited financial statements.

All Other Fees

(d)	The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0. These services related to administrative work.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, (i) all audit and non–audit services that the Registrant's independent auditors provide to the Registrant and (ii) all non-audit services that the Registrant's independent auditors provide to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Audit Committee may implement policies and procedures by which such services are approved other than by the full Audit Committee prior to their ratification by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)7(i)(C) of Rule 2-01 of Regulation S-X
(f)	Not applicable.
(g)	Not applicable.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

While the Nominating Committee is solely responsible for the selection and nominating of the Fund’s Independent Trustees, the Nominating Committee may consider nominations for the office of Independent Trustee made by investors in the Fund as it deems appropriate. Shareholders who wish to recommend a nominee should send nominations to the transfer agency that include biographical information and set forth the qualifications of the proposed nominee to Bluepoint Trust, 350 Madison Avenue, 9th Floor, New York, NY 10017; Attention Vice President.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	12/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	12/6/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	12/6/2013

* Print the name and title of each signing officer under his or her signature.